Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in intangible assets

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the Statements of Income in the year the asset is derecognized.

	Balance at 12.31.2020	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (**)	Balance at 12.31.2021

Goodwill	750	-	-	-	-	-	(21)	-	729
Tradename	3,731	-	(22)	-	-	-	(324)	-	3,385
Commercial rights (note 15.2)	47	4	-	-	-	-	-	-	51
Contractual rights	3	-	-	-	-	-	-	-	3
Software	1,030	228	-	(214)	(2)	-	(13)	115	1,144
	5,561	232	(22)	(214)	(2)	-	(358)	115	5,312
Lease-right of use:
Right of use Paes Mendonça (*)	567	-	-	(47)	-	43	-	(150)	413
Software	36	-	-	(8)	-	-	-	-	28
	603	-	-	(55)	-	43	-	(150)	441
Total	6,164	232	(22)	(269)	(2)	43	(358)	(35)	5,753
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.
(**)	Right-of-use value of R$150 reclassified to assets held for sale (Note 32)

	Balance at 12.31.2019	Additions	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Sendas	Balance at 12.31.2020

Goodwill	1,314	-	-	-	-	39	15	(618)	750
Tradename	3,059	-	-	-	-	700	12	(40)	3,731
Commercial rights (note 15.2)	136	6	-	-	-	-	-	(95)	47
Contractual rights	3	-	(1)	-	-	13	(12)	-	3
Software	888	191	(179)	(2)	-	19	183	(70)	1,030
	5,400	197	(180)	(2)	-	771	198	(823)	5,561
Lease-right of use:
Right of use Paes Mendonça (*)	780	-	(47)	-	49	-	-	(215)	567
Software	56	1	(21)	-	-	-	-	-	36
	836	1	(68)	-	49	-	-	(215)	603
Total	6,236	198	(248)	(2)	49	771	198	(1,038)	6,164
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.

Schedule of intangible assets

	Balance at 12.31.2021				Balance at 12.31.2020
	Cost	Accumulated amortization		Net	Cost	Accumulated amortization		Net

Goodwill	1,587	(858)	(*)	729	2,478	(1,728)	(*)	750
Tradename	3,385	-		3,385	3,731	-		3,731
Commercial rights (note 15.2)	54	(3)		51	47	-		47
Contractual rights	6	(3)		3	5	(2)		3
Software	2,165	(1,021)		1,144	2,012	(982)		1,030
	7,197	(1,885)		5,312	8,273	(2,712)		5,561
Lease-right of use:
Right of use Paes Mendonça	543	(130)		413	653	(86)		567
Software	170	(142)		28	120	(84)		36
	713	(272)		441	773	(170)		603
Total intangibles	7,910	(2,157)		5,753	9,046	(2,882)		6,164
(*)	Refers to amortizations recorded previously prior to the first time adoption of the IFRS.

Schedule of reconciliation of additions to intangible assets

15.3.	Additions to intangible assets for cash flow presentation purposes:

	2021	2020

Additions	232	198
Intangible assets financing - Addition	-	(1)
Intangible assets financing - Payments	-	4
Total	232	201